Christopher J. Madin Vice President, Corporate Counsel Law Department The Prudential Insurance Company of America 280 Trumbull Street, Hartford, CT 06103 Tel: 860-534-6087 christopher.madin@prudential.com

February 11, 2021

Alberto H. Zapata, Esq.
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management - Disclosure Review and Accounting Office
100 F Street NE
Washington, DC 20549

Re:	Initial Registration Statement filing on Form N-6 for the Pruco Life Insurance Company of New Jersey’s VUL Protector®.

Mr. Zapata:

We are filing with the Commission the initial registration statement on the new Form N-6 for a new variable universal life insurance policy issued by Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”) that will be marketed and sold as VUL Protector® (“VULP 2021”).

The previous version of VUL Protector® (“VULP 2018”) (Registration Nos. 333-225954 and 811-03974) has been offered continuously since it was declared effective on September 21, 2018. It is intended that once this Registration Statement becomes effective, and subject to state approval, this new version of VUL Protector® will replace VULP 2018 for new offers and sales.

As noted above, this registration statement is being filed on the new Form N-6. With respect to the product itself, the material differences between VULP 2021 and VULP 2018 are:

•The sales load rates have been updated and will now vary by “Up To Sales Load Target Premium” and “In Excess of Sales Load Target Premium”.
•A new version of BenefitAccess Rider (“BAR 6”) will replace the previous version of BAR (“BAR 5”) (in all states except California and New York). There are no substantive changes to the rates and features of BAR 6, which has been updated to accommodate use with additional insurance products.
•Tiered cost of insurance rates were removed from VULP 2021, which utilizes a singular set of rates to determine cost of insurance charges.

•The excess compensation rate no longer goes to the manufacturer of the contract, but rather the broker-dealer.
•Tax disclosures have been updated to reflect recent changes to 26 U.S. Code § 7702.
•The “Other Goods and Services Rider” has been added, which allows Prudential to offer Contract Owners certain types of non-insurance goods and services for no cost or at a discount.
•Other pricing updates were made.

We are including a courtesy copy of the initial registration statement for VULP 2021. Please note that we are not providing a comparison document between this registration statement and the registration statement for VULP 2018 due to the significant changes in the N-6 format. However, the format of this filing is consistent with the format that the SEC staff recently reviewed in Registration No. 333-158634 (Contract ID: C000157189) for VUL Protector® (“VULP 2015”).

We request that this registration statement be declared effective on or before May 7, 2021, to meet Pruco Life of New Jersey’s internal product launch deadline. To that end, we would appreciate Staff comments within forty-five (45) calendar days of this initial filing. After receiving and addressing staff comments, we will file a pre-effective amendment to the registration statement that will include, among other things, financial statements of the depositor and registrant, applicable opinions and consents, and any other exhibits required by Form N-6.

Please feel free to contact me if you have any questions regarding this filing. I can be reached at (860) 534-6087 (office) or (860) 459-2006 (cell).

Respectfully yours,

/s/ Christopher J. Madin	February 11, 2021

Christopher J. Madin Vice President and Corporate Counsel Pruco Life Insurance Company of New Jersey	Date

Via EDGAR